Note V - Subsequent Events (Details Textual) - shares				12 Months Ended
	May 11, 2023	May 05, 2023	Mar. 16, 2023	Dec. 31, 2022
Restricted Stock [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period				3 years
Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member] | Forecast [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period		13,959
Director [Member] | Common Stock [Member] | Stock Issued in Lieu of Board Fees [Member] | Forecast [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture	17,392
Director [Member] | Common Stock [Member] | Stock Issued in Lieu of Board Committee Fees [Member] | Forecast [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture	2,900	2,858
Subsequent Event [Member] | Restricted Stock [Member] | Share-Based Payment Arrangement, Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Grants in Period			40,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period			3 years
Subsequent Event [Member] | Director [Member] | Common Stock [Member] | Stock Issued in Lieu of Board Fees [Member]
Shares Issued, Shares, Share-Based Payment Arrangement, before Forfeiture			15,388